SUBSEQUENT EVENT	2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 9. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date of April 30, 2021 through the date these financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date of September 30, 2021 through the date these financial statements were available to be issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements, other than as described below and within notes 1, 3 and 4.

On October 19, 2021, the Company consummated the Initial Public Offering of 31,625,000 units, at $10.00 per Unit, generating gross proceeds of $316,250,000, which is described in Note 3. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 14,204,375 Private Placement units, generating gross proceeds of $14,204,375, which is described in Note 4.

SUBSEQUENT EVENT

NOTE 9. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date of April 30, 2021 through the date these financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date of September 30, 2021 through the date these financial statements were available to be issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements, other than as described below and within notes 1, 3 and 4.

On October 19, 2021, the Company consummated the Initial Public Offering of 31,625,000 units, at $10.00 per Unit, generating gross proceeds of $316,250,000, which is described in Note 3. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 14,204,375 Private Placement units, generating gross proceeds of $14,204,375, which is described in Note 4.

Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Subsequent Events [Abstract]
SUBSEQUENT EVENT

Note 17—Subsequent events

Subsequent events have been evaluated through February 1, 2022, the date these financial statements were available to be issued.

On October 15, 2021, the Company amended its Revolving Line of Credit agreement, adding terms permitting the Company to enter into additional subordinated loan agreements. The amendment also defines and changes the benchmark rate from LIBOR to a base rate in a future period.

On October 15, 2021, the Company amended the term loan agreement, adding terms permitting the Company to enter into additional subordinated loan agreements. The amendment also modifies the qualified equity contributions requirement of $100.0 million by July 31, 2021 to $50.0 million during the period after October 15, 2021 and on or prior to February 28, 2022. Pursuant to the amended term loan agreement, on October 15, 2021, the Company entered into warrant agreements and issued common unit purchase warrants, which granted the lender the right to purchase up to 62,003 units of the Company’s common units at the exercise price of $0.01 any time prior to the earlier of the tenth anniversary of the issuance date or certain triggering events.

The Company capitalized $0.6 million in deferred debt charges that will be expensed over the term of the term loan agreement.

On November 1, 2021, the Company entered into an asset purchase agreement with CIVIX LLC, a Delaware limited liability company (“CIVIX”). Pursuant to the purchase agreement, the Company acquired certain intangible assets, including CIVIX’s intellectual property and customer relationships. Pursuant to the purchase agreement terms, the Company completed the purchase for $2.0 million paid in cash. The related acquisition costs were insignificant to the Company’s financial statements.

On December 15, 2021, the Company entered into a merger agreement with Founder SPAC (“FOUN”), a Special Purpose Acquisition Company (the “Mergers”). The Mergers are subject to approval by stockholders of the Company and FOUN.

On December 22, 2021, the Company entered into a $20.0 million term loan agreement secured by a third lien on all assets of the Company including accounts receivable, intellectual property and general intangibles. The loan matures on December 22, 2022. The term loan bears an interest rate of 15.00%. Pursuant to the term loan agreement, the Company entered into warrant agreements and issued common unit purchase warrants under the condition that if the Company does not repay the term loans on or prior to the maturity date, the lender receives right to purchase up to (i) the number of the Company’s common units worth $2.0 million if the Company consummates a merger transaction with a special purpose acquisition company (the “SPAC Transaction”) on or before the maturity date or (ii) 54,600 units of the Company’s common units in case the SPAC Transaction is not consummated on or before the maturity date, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this term loan agreement are repaid or the tenth anniversary of the issuance date. If the Company repays the term loan on or prior to the maturity date, the warrants will automatically terminate and be void and no warrant share will be exercisable.

The Company capitalized $0.8 million in deferred debt charges that will be expensed over the term of the term loan agreement.

Note 21—Subsequent events

Subsequent events have been evaluated through September 10, 2021, the date these financial statements were available to be issued.

On March 24, 2021, the Company amended its Revolving Line of Credit agreement and modified the calculation of qualified billed and unbilled receivables. The amendment incrementally increased the qualified unbilled receivables resulting in additional availability on the Revolving Line of Credit.

On March 24, 2021, the Company amended the term loan agreement, increasing the principal amount of the facility to $60.0 million and deferring principal payments to July 2021. The loan matures the earlier of March 29, 2024 or the maturity date under the Revolving Credit Facility (see Note 4). The term loan bears an interest rate of LIBOR plus 9.50%. The term loan agreement includes covenants for minimum qualified billed and unbilled receivables. The Company committed to minimum equity raise of $100 million, which if not completed by July 31, 2021, could require the use of available funds under the Line of Credit as collateral by an amount up to $20 million. The Company did not meet the qualifying equity raise. The Company believes that any reduction would not impact the Company’s ability to meet its liquidity requirements over the next twelve months.

The Company capitalized an additional $0.8 million in deferred debt charges that will be expensed over the term of the term loan agreement.

On March 30, 2021, $1.0 million of the PPP loans, plus accrued interest, was forgiven by the SBA. On June 10, 2021, the remaining $9.8 million of the PPP loans, plus accrued interest, was forgiven by the SBA.

In May 2021, June 2021, and August 2021, the Company received a total of $32.5 million from warrant holders in exchange for 1,151,193 Series E units.

SUBSEQUENT EVENT

Note 17—Subsequent events

Subsequent events have been evaluated through February 1, 2022, the date these financial statements were available to be issued.

On October 15, 2021, the Company amended its Revolving Line of Credit agreement, adding terms permitting the Company to enter into additional subordinated loan agreements. The amendment also defines and changes the benchmark rate from LIBOR to a base rate in a future period.

On October 15, 2021, the Company amended the term loan agreement, adding terms permitting the Company to enter into additional subordinated loan agreements. The amendment also modifies the qualified equity contributions requirement of $100.0 million by July 31, 2021 to $50.0 million during the period after October 15, 2021 and on or prior to February 28, 2022. Pursuant to the amended term loan agreement, on October 15, 2021, the Company entered into warrant agreements and issued common unit purchase warrants, which granted the lender the right to purchase up to 62,003 units of the Company’s common units at the exercise price of $0.01 any time prior to the earlier of the tenth anniversary of the issuance date or certain triggering events.

The Company capitalized $0.6 million in deferred debt charges that will be expensed over the term of the term loan agreement.

On November 1, 2021, the Company entered into an asset purchase agreement with CIVIX LLC, a Delaware limited liability company (“CIVIX”). Pursuant to the purchase agreement, the Company acquired certain intangible assets, including CIVIX’s intellectual property and customer relationships. Pursuant to the purchase agreement terms, the Company completed the purchase for $2.0 million paid in cash. The related acquisition costs were insignificant to the Company’s financial statements.

On December 15, 2021, the Company entered into a merger agreement with Founder SPAC (“FOUN”), a Special Purpose Acquisition Company (the “Mergers”). The Mergers are subject to approval by stockholders of the Company and FOUN.

On December 22, 2021, the Company entered into a $20.0 million term loan agreement secured by a third lien on all assets of the Company including accounts receivable, intellectual property and general intangibles. The loan matures on December 22, 2022. The term loan bears an interest rate of 15.00%. Pursuant to the term loan agreement, the Company entered into warrant agreements and issued common unit purchase warrants under the condition that if the Company does not repay the term loans on or prior to the maturity date, the lender receives right to purchase up to (i) the number of the Company’s common units worth $2.0 million if the Company consummates a merger transaction with a special purpose acquisition company (the “SPAC Transaction”) on or before the maturity date or (ii) 54,600 units of the Company’s common units in case the SPAC Transaction is not consummated on or before the maturity date, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this term loan agreement are repaid or the tenth anniversary of the issuance date. If the Company repays the term loan on or prior to the maturity date, the warrants will automatically terminate and be void and no warrant share will be exercisable.

The Company capitalized $0.8 million in deferred debt charges that will be expensed over the term of the term loan agreement.

Note 21—Subsequent events

Subsequent events have been evaluated through September 10, 2021, the date these financial statements were available to be issued.

On March 24, 2021, the Company amended its Revolving Line of Credit agreement and modified the calculation of qualified billed and unbilled receivables. The amendment incrementally increased the qualified unbilled receivables resulting in additional availability on the Revolving Line of Credit.

On March 24, 2021, the Company amended the term loan agreement, increasing the principal amount of the facility to $60.0 million and deferring principal payments to July 2021. The loan matures the earlier of March 29, 2024 or the maturity date under the Revolving Credit Facility (see Note 4). The term loan bears an interest rate of LIBOR plus 9.50%. The term loan agreement includes covenants for minimum qualified billed and unbilled receivables. The Company committed to minimum equity raise of $100 million, which if not completed by July 31, 2021, could require the use of available funds under the Line of Credit as collateral by an amount up to $20 million. The Company did not meet the qualifying equity raise. The Company believes that any reduction would not impact the Company’s ability to meet its liquidity requirements over the next twelve months.

The Company capitalized an additional $0.8 million in deferred debt charges that will be expensed over the term of the term loan agreement.

On March 30, 2021, $1.0 million of the PPP loans, plus accrued interest, was forgiven by the SBA. On June 10, 2021, the remaining $9.8 million of the PPP loans, plus accrued interest, was forgiven by the SBA.

In May 2021, June 2021, and August 2021, the Company received a total of $32.5 million from warrant holders in exchange for 1,151,193 Series E units.